Statement of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Ordinary shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Merger reserve [member]
Balance at Dec. 31, 2021							$ 1,257,632	$ 10,000			$ 1,247,632
Balance, shares at Dec. 31, 2021								10,000
Profit for the period							575,042		575,042
Other comprehensive income for the period							(5,314)			(5,314)
Balance at Dec. 31, 2022							$ 1,827,360	$ 10,000	575,042	(5,314)	1,247,632
Balance, shares at Dec. 31, 2022							10,000	10,000
Balance at Nov. 30, 2022			$ 53	$ 288		$ (3,633,593)	$ (3,633,252)
Balance, shares at Nov. 30, 2022			532,500	2,875,000
Re-measurement for common stock to redemption amount						(5,016,986)	(5,016,986)
Additional amount deposited into trust ($0.1 per common stock subject to possible redemption)						(2,940,000)	(2,940,000)
Net Income (loss)						3,673,548	3,673,548
Balance at Nov. 30, 2023			$ 53	$ 288		(7,917,031)	(7,916,690)
Balance, shares at Nov. 30, 2023			532,500	2,875,000
Profit for the period							851,336		851,336
Other comprehensive income for the period							(139,018)			(139,018)
Effect on merger							828,020				828,020
Dividends paid	[1]						(1,028,446)		(1,028,446)
Balance at Sep. 30, 2023							2,339,252	$ 10,000	397,932	(144,332)	2,075,652
Balance, shares at Sep. 30, 2023								10,000
Balance at Dec. 31, 2022							$ 1,827,360	$ 10,000	575,042	(5,314)	1,247,632
Balance, shares at Dec. 31, 2022							10,000	10,000
Profit for the period							$ 886,588		886,588
Other comprehensive income for the period							(76,234)			(76,234)
Effect on merger							828,020				828,020
Dividends paid	[2]						(1,028,446)		(1,028,446)
Balance at Dec. 31, 2023						(2,866)	(2,866)
Balance, shares at Dec. 31, 2023		1
Balance at Dec. 31, 2023							$ 2,437,288	$ 10,000	433,184	(81,548)	2,075,652
Balance, shares at Dec. 31, 2023							10,000	10,000
Balance at Nov. 30, 2023			$ 53	$ 288		(7,917,031)	$ (7,916,690)
Balance, shares at Nov. 30, 2023			532,500	2,875,000
Re-measurement for common stock to redemption amount						(3,466,643)	(3,466,643)
Additional amount deposited into trust ($0.1 per common stock subject to possible redemption)						(1,360,000)	(1,360,000)
Net Income (loss)						1,768,961	1,768,961
Balance at Nov. 30, 2024			$ 53	$ 288		(10,974,713)	(10,974,372)
Balance, shares at Nov. 30, 2024			532,500	2,875,000
Balance at Dec. 18, 2023
Balance, shares at Dec. 18, 2023
Founder share issued to shareholder
Founder shares issued to Sponsor, shares		1
Net Income (loss)						(2,866)	(2,866)
Balance at Dec. 31, 2023						(2,866)	(2,866)
Balance, shares at Dec. 31, 2023		1
Balance at Dec. 31, 2023							$ 2,437,288	$ 10,000	433,184	(81,548)	2,075,652
Balance, shares at Dec. 31, 2023							10,000	10,000
Net Income (loss)						(62,741)	$ (62,741)
Profit for the period							239,411		239,411
Other comprehensive income for the period							306,102			306,102
Balance at Sep. 30, 2024						$ (65,607)	(65,607)
Balance, shares at Sep. 30, 2024		1
Balance at Sep. 30, 2024							$ 2,982,801	$ 10,000	$ 672,595	$ 224,554	$ 2,075,652
Balance, shares at Sep. 30, 2024								10,000

[1]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization.
[2]	Dividends paid to former shareholders on 23 May 2023, prior to the reorganization described in Note 1.